Goodwill (Schedule Of Goodwill, Impairment Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Beginning balance	$ 8,160	[1]	$ 55,329	[2]
Impairment loss (see Notes 3 and 23)	(168)		(47,088)
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	0		183
Finalization of the fair value determination of contingent consideration in the CTS acquisition			166	[3]
Finalization of the CTS acquisition-related deferred tax liability			(64)	[3]
Ending balance	7,992	[4]	8,160	[1]
Cyalume Specialty Products Inc [Member]
Goodwill [Line Items]
Beginning balance	5,014	[1]	51,244	[2]
Impairment loss (see Notes 3 and 23)	0		(46,230)
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets			0
Finalization of the fair value determination of contingent consideration in the CTS acquisition			0	[3]
Finalization of the CTS acquisition-related deferred tax liability			0	[3]
Ending balance	5,014	[4]	5,014	[1]
Combat Training Solutions Inc. [Member]
Goodwill [Line Items]
Beginning balance	168	[1]	1,107	[2]
Impairment loss (see Notes 3 and 23)	(168)		(858)
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets			(183)
Finalization of the fair value determination of contingent consideration in the CTS acquisition			166	[3]
Finalization of the CTS acquisition-related deferred tax liability			(64)	[3]
Ending balance	0	[4]	168	[1]
CPS [Member]
Goodwill [Line Items]
Beginning balance	2,978	[1]	2,978	[2]
Impairment loss (see Notes 3 and 23)	0		0
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets			0
Finalization of the fair value determination of contingent consideration in the CTS acquisition			0	[3]
Finalization of the CTS acquisition-related deferred tax liability			0	[3]
Ending balance	$ 2,978	[4]	$ 2,978	[1]

[1]	Gross amount of goodwill was approximately $67.7 million as of December 31, 2012. Accumulated impairment losses were approximately $59.5 million as of December 31, 2012.
[2]	Gross amount of goodwill was approximately $67.8 million as of December 31, 2011. Accumulated impairment losses were $12.5 million as of December 31, 2011.
[3]	On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with CTS and the sole stockholder of CTS. A portion of the consideration paid to the sellers of CTS is contingent upon the financial performance of the acquired business during the combined calendar years 2012 and 2013. The initial accounting for that contingent consideration liability was not complete as of December 31, 2011 since the fair value determination of that liability had not yet been finalized. The finalization of this accounting during 2012 resulted in a $166,000 increase in both CTS’ goodwill asset and contingent consideration liability. Additionally, the initial accounting for the CTS acquisition-related deferred tax liability had not yet been finalized as of December 31, 2011. The finalization of this accounting during 2012 resulted in a $64,000 decrease in both CTS’s goodwill asset and deferred tax liability.
[4]	Gross amount of goodwill was approximately $67.7 million as of December 31, 2013. Accumulated impairment losses were approximately $59.7 million as of December 31, 2013.